UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 99 High Street - 12th Floor
         Boston, MA  02110

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Patsky, CFA
Title:     Portfolio Manager
Phone:     (617) 371-3708

Signature, Place, and Date of Signing:

      /s/ Matthew Patsky     Boston, MA     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $220,320 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508y102     1670    47831 SH       SOLE                    47831        0        0
AMAG PHARMACEUTICALS INC       COM              00163u106    11592   323337 SH       SOLE                   323337        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    11391   698400 SH       SOLE                   698400        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     1078    51641 SH       SOLE                    51641        0        0
APOGEE ENTERPRISES INC         COM              037598109     5206   502512 SH       SOLE                   502512        0        0
AVISTA CORP                    COM              05379b107     2494   128664 SH       SOLE                   128664        0        0
BALDOR ELEC CO                 COM              057741100     1784    99927 SH       SOLE                    99927        0        0
BANKRATE INC                   COM              06646V108     8215   216180 SH       SOLE                   216180        0        0
BASIN WTR INC                  COM              07011t306      844  1623445 SH       SOLE                  1623445        0        0
CALPINE CORP                   COM NEW          131347304      900   123578 SH       SOLE                   123578        0        0
CAPSTONE TURBINE CORP          COM              14067d102     6000  7142657 SH       SOLE                  7142657        0        0
CASELLA WASTE SYS INC          CL A             147448104     6832  1674414 SH       SOLE                  1674414        0        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     6463   112816 SH       SOLE                   112816        0        0
COVANTA HLDG CORP              COM              22282e102     2973   135366 SH       SOLE                   135366        0        0
DEERE & CO                     COM              244199105      663    17310 SH       SOLE                    17310        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109    12247   485794 SH       SOLE                   485794        0        0
ENERGY RECOVERY INC            COM              29270j100     4322   570163 SH       SOLE                   570163        0        0
FIRST SOLAR INC                COM              336433107    14348   104004 SH       SOLE                   104004        0        0
GAIAM INC                      CL A             36268Q103     3790   820303 SH       SOLE                   820303        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     6208   160426 SH       SOLE                   160426        0        0
INTERFACE INC                  CL A             458665106     4457   960650 SH       SOLE                   960650        0        0
ITRON INC                      COM              465741106     5662    88835 SH       SOLE                    88835        0        0
JOHNSON CTLS INC               COM              478366107     1491    82126 SH       SOLE                    82126        0        0
LINDSAY CORP                   COM              535555106     5650   177718 SH       SOLE                   177718        0        0
LSB INDS INC                   COM              502160104    10878  1307453 SH       SOLE                  1307453        0        0
METALICO INC                   COM              591176102      155   100000 SH       SOLE                   100000        0        0
MILLER HERMAN INC              COM              600544100     1790   137344 SH       SOLE                   137344        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022p100     5867  1011634 SH       SOLE                  1011634        0        0
NALCO HOLDING COMPANY          COM              62985q101     7810   676807 SH       SOLE                   676807        0        0
ORBCOMM INC                    COM              68555p100     5172  2394219 SH       SOLE                  2394219        0        0
ORMAT TECHNOLOGIES INC         COM              686688102     2969    93155 SH       SOLE                    93155        0        0
QUANTA SVCS INC                COM              74762E102     3652   184439 SH       SOLE                   184439        0        0
REAL GOODS SOLAR INC           CL A             75601n104     5484  1502520 SH       SOLE                  1502520        0        0
REPLIGEN CORP                  COM              759916109     6760  1788383 SH       SOLE                  1788383        0        0
ROPER INDS INC NEW             COM              776696106     1942    44741 SH       SOLE                    44741        0        0
SCHNITZER STL INDS             CL A             806882106      943    25056 SH       SOLE                    25056        0        0
SUNOPTA INC                    COM              8676ep108      280   178662 SH       SOLE                   178662        0        0
SURMODICS INC                  COM              868873100     8761   346700 SH       SOLE                   346700        0        0
TELVENT GIT SA                 SHS              e90215109    13605   931199 SH       SOLE                   931199        0        0
THERMOGENESIS CORP             COM NEW          883623209     1896  4409548 SH       SOLE                  4409548        0        0
U S GEOTHERMAL INC             COM              90338s102     3779  4553359 SH       SOLE                  4553359        0        0
UNITED NAT FOODS INC           COM              911163103     2754   154557 SH       SOLE                   154557        0        0
VALMONT INDS INC               COM              920253101     5546    90382 SH       SOLE                    90382        0        0
WABTEC CORP                    COM              929740108     3903    98188 SH       SOLE                    98188        0        0
WHOLE FOODS MKT INC            COM              966837106       94    10000 SH       SOLE                    10000        0        0